UNITED STATES
                 SECURITIES AND EXCHANGE COMMISSION
		      Washington, D.C. 20549

                        FORM 13F-HR
		        FORM 13F COVER PAGE


Report for the Calendar Year or Quarter Ended: __06/30/05____

Check here if Amendment [ ]; Amendment Number: _____
This Amendment (Check only one.): [ ] is a restatement.
                                  [ ] adds new holdings
                                      entries.
Institutional Investment Manager Filing this Report:

Name: _______ CIBC World Markets Corp.____________
Address: _____417 Fifth Avenue, Fourth Floor______
         _____New York, NY 10016 _________________

13F File Number: 028-06918________

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:  ___Vince Saponar_________________________
Title: ___Executive Director____________________
Phone: ___212-667-6239__________________________

Signature, Place, and Date of Signing:


____Vince Saponar_____    	  ___New York, NY__       __08/11/05__
    [Signature]                   [City, State]             [Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)


List of Other Managers Reporting for this Manager: NONE

	No.  	Form 13F File Number		Name

			FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: ______0_______

Form 13F Information Table Entry Total: ___63____

Form 13F Information Table Value Total: ___83,214,803___



Information for which we are requesting confidential treatment has been omitted and filed separately with the Commission.


List of Other Included Managers:  NONE


Provide a numbered list of the name(s) and 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

[If there are no entries in this list, state "NONE" and omit the column headings and list entries.]

	No.	Form 13F File Number   	Name



PAGE:     1     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE JUN21
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

A D C TELECOMMUNICATIONS      COM  000886309      842,499    38,700 CALL    38,700        0        0        38,700        0        0
ADVANCED MICRO DEVICES INC    COM  007903107       26,010     1,500          1,500        0        0         1,500        0        0
ADVANCED MICRO DEVICES INC    COM  007903107      615,570    35,500 PUT     35,500        0        0        35,500        0        0
AMERICAN INTL GROUP INC       COM  026874107    1,452,500    25,000 PUT     25,000        0        0        25,000        0        0
AMERICAN TOWER CORP           CL A 029912201      477,154    22,700 PUT     22,700        0        0        22,700        0        0
AMERICREDIT CORP              NOTE 03060RAM3      631,967   440,000        440,000        0        0       440,000        0        0
AMYLIN PHARMACEUTICALS INC    COM  032346108      332,787    15,900         15,900        0        0        15,900        0        0
BOWATER INC                   COM  102183100    3,884,400   120,000 PUT    120,000        0        0       120,000        0        0
BUNGE LTD FIN CORP            NOTE 120568AE0      316,265   160,000        160,000        0        0       160,000        0        0
CSX CORP                      COM  126408103      832,260    19,500         19,500        0        0        19,500        0        0
CAPITALSOURCE INC             DBCV 14055XAD4    3,716,240  4100,000       4100,000        0        0      4100,000        0        0
CEPHALON INC                  NOTE 156708AK5      264,414   300,000        300,000        0        0       300,000        0        0
CHESAPEAKE ENERGY CORP        COM  165167107    2,498,880   109,600 PUT    109,600        0        0       109,600        0        0
CHICAGO MERCANTILE HLDGS INC  CL A 167760107   13,010,569    44,029         44,029        0        0        44,029        0        0
CITADEL BROADCASTING CORP     COM  17285T106      286,250    25,000         25,000        0        0        25,000        0        0
COGNEX CORP                   COM  192422103    1,224,015    46,736         46,736        0        0        46,736        0        0
COMVERSE TECHNOLOGY INC       COM  205862402      283,560    12,000 PUT     12,000        0        0        12,000        0        0
DEVON ENERGY CORP NEW         DEB  25179MAB9      565,950   500,000        500,000        0        0       500,000        0        0
DILLARDS INC                  CL A 254067101      234,200    10,000 PUT     10,000        0        0        10,000        0        0
ELECTRONICS FOR IMAGING INC   COM  286082102    1,022,544    48,600         48,600        0        0        48,600        0        0
EURONET WORLDWIDE INC         COM  298736109      113,983     3,921          3,921        0        0         3,921        0        0
EURONET WORLDWIDE INC         COM  298736109      436,050    15,000 PUT     15,000        0        0        15,000        0        0
FORD MTR CO DEL               COM  345370860      225,287    22,000         22,000        0        0        22,000        0        0
FORD MTR CO DEL               COM  345370860       64,512     6,300 CALL     6,300        0        0         6,300        0        0
FORD MTR CO DEL               COM  345370860      296,960    29,000 PUT     29,000        0        0        29,000        0        0
GEMSTAR-TV GUIDE INTL INC     COM  36866W106      599,889   167,100        167,100        0        0       167,100        0        0
HEADWATERS INC                COM  42210P102      161,586     4,700          4,700        0        0         4,700        0        0
HEADWATERS INC                COM  42210P102      343,800    10,000 PUT     10,000        0        0        10,000        0        0
INCO LTD                      DBCV 453258AT2    2,602,704  2080,000       2080,000        0        0      2080,000        0        0
INTERNATIONAL GAME TECHNOLOG  COM  459902102      123,860     4,400          4,400        0        0         4,400        0        0
INTERNATIONAL GAME TECHNOLOG  COM  459902102      394,100    14,000 PUT     14,000        0        0        14,000        0        0
J JILL GROUP INC              COM  466189107      220,000    16,000         16,000        0        0        16,000        0        0
JETBLUE AWYS CORP             COM  477143101      204,400    10,000 CALL    10,000        0        0        10,000        0        0
JETBLUE AWYS CORP             COM  477143101      408,800    20,000 PUT     20,000        0        0        20,000        0        0
KELLWOOD CO                   COM  488044108      453,427    16,900         16,900        0        0        16,900        0        0
LABORATORY CORP AMER HLDGS    NOTE 50540RAC6    3,945,287  5291,000       5291,000        0        0      5291,000        0        0
LAMAR ADVERTISING CO          CL A 512815101      641,550    15,000         15,000        0        0        15,000        0        0
LEAR CORP                     NOTE 521865AG0    1,678,775  3710,000       3710,000        0        0      3710,000        0        0
LEAR CORP                     COM  521865105    1,000,450    27,500 PUT     27,500        0        0        27,500        0        0
MBIA INC                      COM  55262C100      830,340    14,000         14,000        0        0        14,000        0        0
MBIA INC                      COM  55262C100      593,100    10,000 PUT     10,000        0        0        10,000        0        0
MKS INSTRUMENT INC            COM  55306N104      260,106    15,400         15,400        0        0        15,400        0        0
METALS USA INC                COM  591324207    2,942,584   154,710        154,710        0        0       154,710        0        0
MICROSOFT CORP                COM  594918104    1,873,952    74,040         74,040        0        0        74,040        0        0
MILLENNIUM PHARMACEUTICALS I  COM  599902103      853,121    63,241         63,241        0        0        63,241        0        0
NASDAQ STOCK MARKET INC       COM  631103108   12,931,359   685,650        685,650        0        0       685,650        0        0
NAVTEQ CORP                   COM  63936L100    2,602,600    70,000         70,000        0        0        70,000        0        0
NOVELLUS SYS INC              COM  670008101      617,750    25,000 CALL    25,000        0        0        25,000        0        0
ODIMO INC                     COM  67606R107      307,178    60,231         60,231        0        0        60,231        0        0
PENNEY J C INC                COM  708160106    1,551,110    29,500 PUT     29,500        0        0        29,500        0        0
PEP BOYS MANNY MOE & JACK     NOTE 713278AP4      888,520   916,000        916,000        0        0       916,000        0        0
           PAGE TOTAL              51           72,685,174
PAGE:     2     FORM 13F   NAME OF REPORTING MANAGER:   CIBC WORLD MARKETS CORP.                                    DATE JUN21
(ITEM 1)                   (ITEM 2) (ITEM 3)    (ITEM 4)   (ITEM 5)             (ITEM 6)          (ITEM 7)        (ITEM 8)
                                                                           INVESTMENT DISCRETION              VOTING AUTHORITY
                                                                           _____________________              ________________
                             TITLE                FAIR    SHARES OR       SHARES   SHARES   SHARES        SHARES   SHARES   SHARES
                               OF                 MARKET  PRINCIPAL        SOLE    DEFINED   OTHER         SOLE    SHARED    NONE
NAME OF ISSUES               CLASS CUSIP NO       VALUE      AMOUNT  P/C    (A)      (B)      (C)    MGR    (A)      (B)      (C)
___________________________  _____ _________  ___________ __________      ________ ________ ________      ________ ________ ________

PUBLIC SVC ENTERPRISE GROUP   COM  744573106    3,284,280    54,000         54,000        0        0        54,000        0        0
READERS DIGEST ASSN INC       COM  755267101      825,000    50,000         50,000        0        0        50,000        0        0
RYERSON TULL INC NEW          NOTE 78375PAD9    2,587,172  2800,000       2800,000        0        0      2800,000        0        0
SIGMATEL INC                  COM  82661W107      343,200    20,000         20,000        0        0        20,000        0        0
SIRF TECHNOLOGY HLDGS INC     COM  82967H101      593,340    33,560         33,560        0        0        33,560        0        0
SPRINT CORP                   COM  852061100      250,900    10,000 CALL    10,000        0        0        10,000        0        0
SPRINT CORP                   COM  852061100      230,828     9,200 PUT      9,200        0        0         9,200        0        0
TJX COS INC NEW               NOTE 872540AL3      496,355   602,000        602,000        0        0       602,000        0        0
TRIZEC HAHN CORP              DEB  896938AB3      211,643   248,000        248,000        0        0       248,000        0        0
U S G CORP                    COM  903293405      884,000    20,800 PUT     20,800        0        0        20,800        0        0
YAHOO INC                     COM  984332106      129,911     3,496          3,496        0        0         3,496        0        0
YAHOO INC                     COM  984332106      693,000    20,000 CALL    20,000        0        0        20,000        0        0
           PAGE TOTAL              12           10,529,629
          GRAND TOTAL              63           83,214,803

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